Average balance sheet and interest rates - Liabilities and Equity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Interest bearing liabilities
Average balance	$ 729,287	$ 748,714	$ 742,568
Interest	$ 3,086	$ 4,667	$ 5,684
Average rate %	0.80%	1.20%	1.50%
Non-interest bearing liabilities
Average balance	$ 102,510	$ 110,628	$ 102,118
Total liabilities
Average balance	831,797	859,342	844,686
Shareholders' equity
Average balance	69,583	68,403	67,625
NCI
Average balance	51	51	53
Total equity
Average balance	69,634	68,454	67,678
Total liabilities and equity
Average balance	901,431	927,796	912,364
Collateral received
Interest bearing liabilities
Average balance	6,483	8,583	6,579
Interest	$ 2	$ 7	$ 19
Average rate %	0.10%	0.20%	0.60%
Deposits and other borrowings
Interest bearing liabilities
Average balance	$ 524,723	$ 524,744	$ 512,522
Interest	$ 1,107	$ 1,899	$ 3,155
Average rate %	0.40%	0.70%	1.20%
Non-interest bearing liabilities
Average balance	$ 60,473	$ 56,961	$ 52,823
Deposits and other borrowings | Australia
Interest bearing liabilities
Average balance	452,206	445,733	426,021
Interest	$ 842	$ 1,412	$ 2,333
Average rate %	0.40%	0.60%	1.10%
Deposits and other borrowings | New Zealand
Interest bearing liabilities
Average balance	$ 59,648	$ 57,728	$ 56,464
Interest	$ 236	$ 366	$ 516
Average rate %	0.80%	1.30%	1.80%
Deposits and other borrowings | Other overseas
Interest bearing liabilities
Average balance	$ 12,869	$ 21,283	$ 30,037
Interest	$ 29	$ 121	$ 306
Average rate %	0.50%	1.10%	2.00%
Loan capital
Interest bearing liabilities
Average balance	$ 25,540	$ 23,240	$ 22,182
Interest	$ 409	$ 370	$ 430
Average rate %	3.20%	3.20%	3.90%
Other interest bearing liabilities
Interest bearing liabilities
Average balance	$ 171,209	$ 192,147	$ 201,285
Interest	$ 1,559	$ 2,391	$ 2,080
Average rate %	1.80%	2.50%	2.10%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	$ 24,101	$ 36,219	$ 30,279
Life insurance liabilities
Non-interest bearing liabilities
Average balance	1,295	387	5,611
Liabilities held for sale
Interest bearing liabilities
Average balance	1,332
Interest	$ 9
Average rate %	1.40%
Non-interest bearing liabilities
Average balance	$ 1,610
All other liabilities
Non-interest bearing liabilities
Average balance	$ 15,031	$ 17,061	$ 13,405